Note 21 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Note 21 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location [Line Items]
Physical Location of Long Lived Assets	$ 23,039	$ 26,142	$ 28,330
TAIWAN, PROVINCE OF CHINA
Note 21 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location [Line Items]
Physical Location of Long Lived Assets	10,576	11,608	12,158
CHINA
Note 21 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location [Line Items]
Physical Location of Long Lived Assets	7,872	9,500	11,126
UNITED STATES
Note 21 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location [Line Items]
Physical Location of Long Lived Assets	4,388	4,718	4,713
SINGAPORE
Note 21 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location [Line Items]
Physical Location of Long Lived Assets	98	155	210
Other Countries [Member]
Note 21 - Segment Information (Details) - Summary of Long Lived Assets by Physical Location [Line Items]
Physical Location of Long Lived Assets	$ 105	$ 161	$ 123